Gains (losses) from operating activities in the statement of income, included according to their nature (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Amounts recovered from insurance	$ 320	$ 827
Total	18,218	32,048	$ 17,827
Other Incomes [Member]
Statement [Line Items]
Discounts obtained from suppliers	676	705	345
Fines charged to suppliers	483	698	199
Taxes recovered	457	996	1,278
Amounts recovered from insurance	492	443	154
Overestimate of provisions for third-party obligations	983	375	586
Other operating income	2,422	1,536	4,543
Options on mining claims	5,298	16,095	2,607
Easements, pipelines and roads	7,204	10,806	4,656
Reimbursement mining licenses and notary expenses	203	394	1,196
Shares obtained in junior mining companies through options	0	0	2,263
Total	$ 18,218	$ 32,048	$ 17,827